Business Acquisitions - Summary of Supplemental Unaudited Pro-Forma Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 84,705	$ 57,623	$ 219,502	$ 165,978	$ 233,854	$ 188,805
Net (loss) income	(30,737)	(6,683)	(58,761)	(12,247)	(23,557)	(16,491)
Acquisition Proforma
Revenues		18,551	31,253	107,459	25,446	58,526
Net (loss) income		4,042	10,288	30,002	5,199	14,580
Consolidated Proforma
Revenues	84,705	76,174	250,755	273,437	259,300	247,331
Net (loss) income	$ (30,737)	$ (2,641)	$ (48,473)	$ 17,755	$ (18,358)	$ (1,911)